Members' Equity - Convertible Preferred Units (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Mezzanine and Members' Equity
Issuance of convertible preferred units (in shares)		32,000	206,000
Issuance of convertible preferred units	$ 39	$ 65	$ 378
CPUs issued		633,261,000	542,729,000
CPUs outstanding		633,261	542,729